Derivative Instruments and Other Hedging Activities - Schedule of Outstanding Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	$ 26,422	$ 35,202
Derivative Liability, Fair Value	10,620	27,783
Derivative Asset, Notional Amount	868,604	1,010,357
Derivative Liability, Notional Amount	624,455	648,690
Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount		35,000
Derivative Liability, Notional Amount		35,000
Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	868,604	975,357
Derivative Liability, Notional Amount	624,455	613,690
Other Assets [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	30,076	42,119
Other Assets [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value		499
Other Assets [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	30,076	41,620
Other Liabilities [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	26,735	36,890
Other Liabilities [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value		1,843
Other Liabilities [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	26,735	35,047
Interest Rate Contracts [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount		35,000
Derivative Liability, Notional Amount		35,000
Interest Rate Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	380,303	374,536
Derivative Liability, Notional Amount	380,303	374,536
Interest Rate Contracts [Member] | Other Assets [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value		499
Interest Rate Contracts [Member] | Other Assets [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	10,621	25,940
Interest Rate Contracts [Member] | Other Liabilities [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value		1,843
Interest Rate Contracts [Member] | Other Liabilities [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	10,620	25,940
Forward Sale Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	192,876	212,028
Derivative Liability, Notional Amount	45,091	53,269
Forward Sale Contracts [Member] | Other Assets [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	1,468	2,774
Forward Sale Contracts [Member] | Other Liabilities [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	287	343
Written and Purchased Options [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	295,425	388,793
Derivative Liability, Notional Amount	199,061	185,885
Written and Purchased Options [Member] | Other Assets [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	17,987	12,906
Written and Purchased Options [Member] | Other Liabilities [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	$ 15,828	$ 8,764